UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    --------

                                    FORM N-Q

                                    --------

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-01911

                        SCHRODER CAPITAL FUNDS (DELAWARE)
               (Exact name of registrant as specified in charter)

                                    --------


                          875 Third Avenue, 22nd Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                        Schroder Capital Funds (Delaware)
                                  P.O. Box 8507
                                Boston, MA 02266
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-464-3108

                       DATE OF FISCAL YEAR END: OCTOBER 31

                   DATE OF REPORTING PERIOD: JANUARY 31, 2005

ITEM 1.   SCHEDULE OF INVESTMENTS

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

     Shares                                               Value $
     -------                                              -------

                COMMON STOCK - 99.4%
                BASIC INDUSTRIES - 2.6%
        1,384   EI du Pont de Nemours                        65,823
        1,138   International Paper                          44,552
        2,137   Monsanto                                    115,676
                                                         ----------
                                                            226,051
                CAPITAL GOODS - 13.5%
        3,440   AGCO (1)                                     70,623
        3,563   Cendant                                      83,909
        5,719   General Electric                            206,628
        5,805   Honeywell International                     208,864
        2,436   Kennametal                                  119,218
        2,457   Parker Hannifin                             160,098
        2,278   Textron                                     163,970
        1,555   United Technologies                         156,557
                                                         ----------
                                                          1,169,867
                COMMUNICATIONS EQUIPMENT - 2.7%
       12,958   Cisco Systems (1)                           233,762
                                                         ----------
                COMPUTER HARDWARE - 5.3%
        4,442   Dell (1)                                    185,498
        1,571   Lexmark International (1)                   130,943
       32,748   Sun Microsystems (1)                        142,781
                                                         ----------
                                                            459,222
                COMPUTER SOFTWARE - 5.1%
       10,206   Microsoft                                   268,214
        8,887   Oracle (1)                                  122,374
        5,323   Siebel Systems (1)                           46,363
                                                         ----------
                                                            436,951
                CONSUMER CYCLICALS - 8.0%
        1,224   Federated Department Stores                  69,523
        4,019   Home Depot                                  165,824
        6,678   Office Depot (1)                            115,462
        2,436   Target                                      123,676
        4,095   Wal-Mart Stores                             214,578
                                                         ----------
                                                            689,063
                CONSUMER STAPLES - 8.3%
        3,647   Altria Group                                232,788
        2,448   Colgate-Palmolive                           128,618
        3,137   PepsiCo                                     168,457


     Shares                                               Value $
     -------                                              -------
                CONSUMER STAPLES - (CONTINUED)
        3,528   Procter & Gamble                            187,795
                                                         ----------
                                                            717,658
                ENERGY - 8.2%
          697   ConocoPhillips                               64,675
        1,983   Cooper Cameron (1)                          111,861
        2,168   EOG Resources                               160,974
        1,931   Exxon Mobil                                  99,640
        2,903   Halliburton                                 119,400
        3,459   Quicksilver Resources (1)                   153,683
                                                         ----------
                                                            710,233
                FINANCIAL SERVICES - 20.5%
        6,336   Bank of America                             293,800
        3,544   Bank of New York                            105,292
        6,052   Citigroup                                   296,851
        2,232   Federal National Mortgage
                   Association                              144,143
        2,608   Merrill Lynch                               156,663
        2,747   Prudential Financial                        148,091
        3,924   St. Paul Travelers                          147,307
        3,600   U.S. Bancorp                                108,180
        3,533   Wachovia                                    193,785
        2,262   Willis Group Holdings                        87,494
        1,253   XL Capital Class A                           93,699
                                                         ----------
                                                          1,775,305
                HEALTH CARE - 13.0%
        4,585   Abbott Laboratories                         206,417
        4,133   Baxter International                        139,530
        1,988   Boston Scientific (1)                        65,723
        1,245   Fisher Scientific International (1)          78,622
        2,973   Johnson & Johnson                           192,353
       12,518   Pfizer                                      302,435
        3,487   Wyeth                                       138,190
                                                         ----------
                                                          1,123,270
                MEDIA - 5.0%
        2,387   Clear Channel Communications                 77,410
       13,697   Liberty Media (1)                           142,997
        5,699   Viacom Class B                              212,801
                                                         ----------
                                                            433,208
                TECHNOLOGY-SEMICONDUCTORS - 2.6%
        1,711   Analog Devices                               61,408


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. LARGE CAP EQUITY FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

     Shares                                               Value $
     -------                                              -------

                COMMON STOCK  - (CONTINUED)
                TECHNOLOGY-SEMICONDUCTORS - (CONTINUED)
        7,078   Intel                                       158,901
                                                         ----------
                                                            220,309
                TELECOMMUNICATIONS - 2.5%
        1,967   Nextel Communications Class A (1)            56,433
        3,040   Sprint-FON Group                             72,443
        2,442   Verizon Communications                       86,911
                                                         ----------
                                                            215,787
                UTILITIES - 2.1%
        2,628   Dominion Resources                          182,331
                                                         ----------
                TOTAL COMMON STOCK
                (Cost $7,482,865)                         8,593,017
                                                         ----------
   Principal
    Amount $
   ---------

                SHORT-TERM INVESTMENTS  - 0.5%
          264   JPMorgan Chase Time Deposit,
                    1.92%                                       264
     Shares
     -------
       43,500   SEI Daily Income Trust Money
                   Market Fund, 2.17% (2)                    43,500
                                                         ----------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $43,764)                               43,764
                                                         ----------
                TOTAL INVESTMENTS -
                99.9%
                (Cost $7,526,629)*                        8,636,781
                                                         ----------
                OTHER ASSETS LESS
                LIABILITIES - 0.1%                            5,378
                                                         ----------
                TOTAL NET ASSETS - 100.0%                $8,642,159
                                                         ==========

*At January 31, 2005, the tax basis cost of the Fund's investments was $7,526,629, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,370,147 and $(259,995), respectively.
(1) Denotes non-income producing security.
(2) Rate shown is 7-day yield as of January 31, 2005.

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)


     Shares                                         Value $
    -------                                         -------

                COMMON STOCK - 88.6%
                AUTOS & TRANSPORTATION - 2.4%
     25,300     EGL (1)                              764,819
     28,900     JetBlue Airways (1)                  571,931
     30,700     Kansas City Southern (1)             536,022
      9,200     Landstar System (1)                  319,976
     60,700     Northwest Airlines (1)               448,573
                                                ------------
                                                   2,641,321
                CONSUMER DISCRETIONARY - 16.2%
     39,600     1-800-Flowers.com Class A (1)        291,060
      7,022     Advance Auto Parts (1)               302,648
      7,000     Boyd Gaming                          278,600
     21,600     Carmike Cinemas                      765,288
     22,500     CEC Entertainment (1)                880,650
     49,500     Centerplate                          673,200
      4,100     Central Garden & Pet (1)             168,018
    130,900     DoubleClick (1)                    1,068,144
     32,100     Educate (1)                          416,979
     20,050     Fossil (1)                           559,395
     45,400     GameStop Class A (1)                 866,686
     36,400     Gevity HR                            749,840
     48,400     Goody's Family Clothing              450,604
     37,600     Jackson Hewitt Tax Service           837,728
     33,000     McCormick & Schmick's Seafood
                  Restaurants (1)                     82,130
     27,400     Orient-Express Hotels Class A        561,700
     32,300     PETCO Animal Supplies (1)          1,226,431
      4,900     PF Chang's China Bistro (1)          272,391
     17,100     Quiksilver (1)                       510,777
     28,900     Regis                              1,153,110
     12,100     RH Donnelley (1)                     716,320
     76,100     Scientific Games Class A (1)         477,788
                Spanish Broadcasting System Class
     46,500       A (1)                              477,788
     28,700     Standard Parking (1)                 435,379
     95,900     Valueclick (1)                     1,268,757
     14,700     Waste Connections (1)                462,462
                                                ------------
                                                  17,833,377
                CONSUMER STAPLES - 0.2%
      8,500     Schweitzer-Mauduit International     285,090
                                                ------------
                EXCHANGE TRADED FUND - 4.1%
     36,900     iShares Russell 2000 Index Fund    4,584,456
                                                ------------


     Shares                                         Value $
    -------                                         -------
                FINANCIAL SERVICES - 14.3%
     48,835     Apollo Investment                    829,706
      6,800     Archipelago Holdings (1)             128,996
     36,600     Argonaut Group (1)                   783,972
     58,122     Ashford Hospitality Trust            583,545
      3,200     Bank of Hawaii                       153,312
     19,800     Beverly Hills Bancorp                204,930
      4,600     Boston Private Financial Holdings    684,864
     13,024     Brandywine Realty Trust              360,765
     78,100     Conseco (1)                        1,487,805
     26,611     Cousins Properties REIT              806,047
     23,543     Cullen/Frost Bankers               1,105,579
     25,700     eFunds (1)                           573,110
     45,000     Encore Capital Group (1)             904,050
     38,600     First Niagara Financial
                  Group                              526,890
      4,800     Gabelli Asset Management             229,680
     30,300     Gold Banc                            437,835
     11,208     Health Care REIT                     375,468
     14,100     IndyMac Bancorp                      521,136
      6,300     LNR Property                         396,900
     32,000     MoneyGram International              620,800
     58,307     Platinum Underwriters Holdings     1,721,806
     39,200     Reinsurance Group of America       1,843,184
     23,063     United Dominion Realty Trust         512,460
                                                ------------
                                                  15,792,840
                HEALTH CARE - 13.0%
     48,600     Able Laboratories (1)              1,085,724
     38,951     Angiotech Pharmaceuticals (1)        661,388
     21,100     Array Biopharma (1)                  187,368
     36,000     BioMarin Pharmaceuticals (1)         217,800
     49,650     DaVita (1)                         2,083,314
     62,593     Diversa (1)                          476,959
     28,200     DJ Orthopedics (1)                   681,030
     54,400     Endo Pharmaceuticals Holdings (1)  1,142,944
     18,012     Immucor (1)                          551,347
     15,600     Immunicon (1)                         93,444
     12,300     Inspire Pharmaceuticals (1)          182,040
     40,500     Lexicon Genetics (1)                 271,350
     15,700     Nabi Biopharmaceuticals (1)          202,687
     53,600     Omnicell (1)                         455,600
     24,300     Perrigo                              416,745
     31,500     Renal Care Group (1)               1,202,040
     27,100     Salix Pharmaceuticals (1)            407,855
     47,800     Seattle Genetics (1)                 282,976




--------------------------------------------------------------------------------
                                        1

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONTINUED)
JANUARY 31, 2005 (UNAUDITED)


     Shares                                         Value $
     -------                                        -------
                COMMON STOCK  - (CONTINUED)
                HEALTH CARE - (CONTINUED)
     48,100     Senomyx (1)                          430,495
     17,400     Serologicals (1)                     411,336
     12,100     Sybron Dental Specialties (1)        456,896
     28,934     Symbion (1)                          580,705
     25,400     Telik (1)                            483,108
     33,949     United Surgical Partners
                  International (1)                1,337,251
                                                ------------
                                                  14,302,402
                MATERIALS & PROCESSING - 5.9%
     21,200     Airgas                               498,624
     28,800     Albany International Class A         983,520
     16,600     Cytec Industries                     846,600
     27,200     Delta and Pine Land                  800,768
     57,618     Goldcorp                             806,076
     26,700     Hecla Mining (1)                     147,651
     34,000     Hexcel (1)                           500,820
     36,600     Olin                                 815,082
     55,500     PolyOne (1)                          480,075
     36,700     Quanta Services (1)                  274,516
    105,800     Wheaton River Minerals (1)           342,792
                                                ------------
                                                   6,496,524
                OTHER - 1.2%
     60,200     Laidlaw International (1)          1,310,554
                                                ------------
                OTHER ENERGY - 7.3%
     53,094     Denbury Resources (1)              1,550,345
     23,500     Endeavor International (1)(2)         84,600
     13,400     FMC Technologies (1)                 410,442
     30,300     Forest Oil (1)                     1,020,807
     27,900     Massey Energy                      1,058,247
     43,600     Ormat Technologies (1)               693,240
      5,300     Southwestern Energy (1)              271,890
     25,900     St. Mary Land & Exploration        1,113,959
     60,800     Superior Energy Services (1)         967,936
     41,674     Willbros Group (1)                   893,490
                                                ------------
                                                   8,064,956
                PRODUCER DURABLES - 7.5%
     19,900     Actuant Class A (1)                1,039,775
     31,900     AGCO (1)                             654,907
     53,600     Andrew (1)                           700,016
     49,200     Crown Castle International (1)       806,880
      3,100     Cummins                              240,777
     17,400     DRS Technologies (1)                 706,440


     Shares                                         Value $
    -------                                         -------
                PRODUCER DURABLES - (CONTINUED)
     13,900     IDEX                                 535,845
     17,300     Kennametal                           846,662
      9,800     Manitowoc                            356,720
     28,179     MTC Technologies (1)                 915,254
     13,000     Rofin-Sinar Technologies (1)         521,300
     66,200     Ultratech (1)                        980,422
                                                ------------
                                                   8,304,998

                TECHNOLOGY - 13.4%
    111,887     Aeroflex (1)                       1,076,353
     27,200     AMIS Holdings (1)                    292,672
     20,400     Amphenol Class A (1)                 802,332
     95,487     Ascential Software (1)             1,366,419
     66,800     Concur Technologies (1)              533,732
     16,763     Covansys (1)                         239,711
     23,400     CSG Systems International (1)        424,008
     24,000     Dot Hill Systems (1)                 151,200
    190,600     E.piphany (1)                        817,674
     42,300     Entrust (1)                          148,896
     21,300     Filenet (1)                          476,055
     15,343     II-VI (1)                            568,458
    125,200     Integrated Device Technology (1)   1,469,848
     28,400     Mapinfo (1)                          365,224
     39,900     Methode Electronics                  499,947
     60,800     Microsemi (1)                        938,144
     78,200     MIPS Technologies (1)                882,878
     38,800     Ness Technologies (1)                514,488
     94,300     Perot Systems Class A (1)          1,390,925
     18,600     Semtech (1)                          341,868
      7,933     Technology Investment Capital        116,615
     22,800     WebEx Communications (1)             458,280
    112,800     Westell Technologies (1)             854,460
                                                ------------
                                                  14,730,187

                UTILITIES - 3.1%
     28,900     AGL Resources                      1,001,385
     24,900     Centennial Communications (1)        216,630
     25,900     Iowa Telecommunications Services     524,475
     16,700     Itron (1)                            384,935
     33,450     PNM Resources                        843,944
     17,300     Westar Energy                        403,090
                                                ------------
                                                   3,374,459
                                                ------------

                TOTAL COMMON STOCK
                  (Cost $87,476,176)              97,721,164
                                                ------------



--------------------------------------------------------------------------------
                                        2

--------------------------------------------------------------------------------
SCHRODER U.S. OPPORTUNITIES FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)


     Shares                                         Value $
    -------                                         -------

                WARRANTS  - 0.0%
      6,210     Capital Environmental Resource,
                  expires 4/30/09 (1)(3)               9,365
                                                ------------
                TOTAL WARRANTS
                (Cost $0)                              9,365
                                                ------------
  Principal
   Amount $
  -----------

  2,054,530     SHORT-TERM INVESTMENTS  - 10.7%
                JPMorgan Chase Time Deposit,
                  1.92%                            2,054,530

     Shares
    -------
  4,082,407     SEI Daily Income Trust Money
                  Market Fund, 2.17% (4)           4,082,407
    659,045     SEI Daily Income Trust Prime
                  Obligation Fund, 2.13% (4)         659,045

  Principal
   Amount $
  ---------
  5,000,000     U.S. Treasury Bill (5)             4,976,620
                  2.330%, 4/14/05
                                                ------------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $11,772,817)                11,772,602
                                                ------------
                TOTAL INVESTMENTS -
                99.3%
                (Cost $99,248,993)*              109,503,131
                                                ------------
                OTHER ASSETS LESS
                LIABILITIES - 0.7%                   717,535
                                                ------------
                TOTAL NET ASSETS - 100.0%       $110,220,666
                                                ============
*At January 31, 2005, the tax basis cost of the Fund's investments was $99,248,993, and the unrealized appreciation and depreciation of investments owned by the Fund were $12,993,274 and $(2,739,136), respectively.
(1) Denotes non-income producing security.
(2) Private Placement Security.
(3) Security is fair valued.
(4) Rate shown is 7-day yield as of January 31, 2005.
(5) The rate reported is the effective yield at time of purchase.
REIT -- Real Estate Investment Trust

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.



--------------------------------------------------------------------------------
                                        3

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
-------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS
JANUARY 31, 2005 (UNAUDITED)

      SHARES                                        VALUE $
     --------                                       -------

                COMMON STOCK - 96.2%
                AUSTRALIA - 4.7%
        6,950   Foster's Group                        28,055
        1,796   Lend Lease                            18,995
       18,547   Macquarie Infrastructure Group        54,750
        2,734   National Australia Bank               62,452
        2,442   News Corporation Class B (1)          42,760
        1,848   Westpac Banking                       27,491
        3,235   Woolworths                            36,569
                                                  ----------
                                                     271,072
                BRAZIL - 0.5%
          838   Petrobras ADR (1)                     30,042
                                                  ----------
                FINLAND - 1.0%
        3,770   Nokia                                 57,711
                                                  ----------
                FRANCE - 7.6%
          286   Air Liquide (1)                       49,146
          728   France Telecom (1)                    22,829
          681   Groupe Danone (1)                     63,435
          378   L'Oreal                               28,292
        5,390   Suez                                 144,935
        1,809   Veolia Environnement                  64,622
        1,979   Vivendi Universal (1)                 62,574
                                                  ----------
                                                     435,833
                GERMANY - 5.1%
        2,366   Metro (1)                            123,543
          313   Muenchener Rueckversicherungs (1)     35,750
        1,682   Siemens (1)                          133,319
                                                  ----------
                                                     292,612
                HONG KONG - 2.8%
       16,000   Hang Lung Group                       27,900
        1,600   Jardine Matheson Holdings             26,240
       18,000   Li & Fung                             29,657
        5,000   Swire Pacific                         39,267
       16,000   Techtronic Industries                 35,799
                                                  ----------
                                                     158,863
                IRELAND - 3.6%
        6,186   Allied Irish Banks                   122,740
        5,250   Bank of Ireland                       82,760
                                                  ----------
                                                     205,500
                ITALY - 1.2%
       11,426   Snam Rete Gas SpA                     67,804
                                                  ----------


      SHARES                                        VALUE $
     --------                                       -------

                JAPAN - 21.7%
        2,000   Bridgestone                           39,278
          700   Canon                                 36,479
          500   Daito Trust Construction              23,113
        1,100   Denso                                 28,556
           21   East Japan Railway                   113,289
        1,300   Electric Power Development (1)        38,767
          400   Honda Motor                           20,961
        1,000   JSR                                   21,231
           13   KDDI                                  66,368
        7,000   Mitsubishi                            82,146
        8,000   Mitsui                                74,194
        3,000   Mitsui Chemicals                      17,342
          300   Nitto Denko                           15,953
        5,000   Nomura Holdings                       65,673
          900   Omron                                 21,714
        6,000   Ricoh                                105,906
          200   Rohm                                  18,201
          300   Sankyo                                16,213
          500   SMC                                   58,386
        6,000   Sumitomo Electric Industries          65,547
          700   T&D Holdings (1)                      32,832
        1,300   Takeda Pharmaceutical                 61,726
        1,800   THK                                   35,872
        2,900   Toyota Motor                         112,787
        1,900   Yamanouchi Pharmaceutical             69,128
                                                  ----------
                                                   1,241,662
                MEXICO - 0.5%
          689   Cemex ADR (1)                         25,824
                                                  ----------
                NETHERLANDS - 9.8%
        3,907   ING Groep (1)                        112,388
        3,346   Royal Dutch Petroleum (1)            194,200
        3,430   TPG (1)                               94,019
        2,510   Unilever (1)                         163,501
                                                  ----------
                                                     564,108
                NEW ZEALAND - 0.6%
        7,810   Telecom Corp of New
                Zealand                               34,172
                                                  ----------
                SINGAPORE - 0.8%
       21,040   MobileOne (1)                         23,383
       21,000   SembCorp Industries (1)               23,724
                                                  ----------
                                                      47,107
                SOUTH KOREA - 2.1%
           86   Samsung Electronics                   41,491
        3,200   Shinhan Financial Group               80,312
                                                  ----------
                                                     121,803


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
SCHRODER INTERNATIONAL FUND
--------------------------------------------------------------------------------

SCHEDULE OF INVESTMENTS (CONCLUDED)
JANUARY 31, 2005 (UNAUDITED)

     SHARES                                        VALUE $
     --------                                       -------
                COMMON STOCK  - (CONTINUED)
                SPAIN - 1.9%
        1,658   Altadis                               72,318
        2,111   Telefonica (1)                        38,393
                                                  ----------
                                                     110,711
                SWITZERLAND - 6.6%
          670   Adecco (1)                            34,703
        2,130   Compagnie Financiere Richemont (1)    66,624
          380   Nestle                                99,689
        2,041   Novartis (1)                          97,820
          973   UBS (1)                               78,908
                                                  ----------
                                                     377,744
                TAIWAN - 0.5%
        2,704   Fubon Financial Holding GDR (1)       26,905
                                                  ----------
                UNITED KINGDOM - 25.2%
       19,778   BG Group (1)                         134,722
       13,425   Brambles Industries                   69,391
        6,600   British Sky Broadcasting              70,217
       29,556   Centrica                             129,812
        8,930   HBOS                                 142,340
       23,780   ITV (1)                               52,278
       14,928   Kingfisher                            85,733
        7,389   National Grid                         71,828
       12,077   Premier Farnell                       39,797
        5,181   Royal Bank of Scotland Group         171,799
       36,086   Signet Group (1)                      75,424
        3,862   Smith & Nephew                        37,742
       43,082   Tesco                                250,062
       45,165   Vodafone Group                       116,512
                                                  ----------
                                                   1,447,657
                                                  ----------
                TOTAL COMMON STOCK
                (Cost $4,518,369)                  5,517,130
                                                  ----------

                EQUITY-LINKED WARRANT (2) - 0.4%
                TAIWAN - 0.4%
       12,416   Quanta Computer                       24,286
                                                  ----------
                TOTAL EQUITY-LINKED
                WARRANT
                (Cost $27,501)                        24,286
                                                  ----------

   Principal
    Amount $                                        Value $
    --------                                        -------

                SHORT-TERM INVESTMENTS  - 1.6%
          477   JPMorgan Chase Time Deposit,
                   1.92%                                 477
     SHARES
     --------
       90,000   SEI Daily Income Trust Money
                   Market Fund, 2.17%  (3)            90,000
                                                  ----------
                TOTAL SHORT-TERM
                INVESTMENTS
                (Cost $90,477)                        90,477
                                                  ----------
                TOTAL INVESTMENTS - 98.2%
                (Cost $4,636,347)*                 5,631,893
                                                  ----------
                OTHER ASSETS LESS
                LIABILITIES - 1.8%                   103,805
                                                  ----------
                TOTAL NET ASSETS - 100.0%         $5,735,698
                                                  ==========

 * At January 31, 2005, the tax basis cost of the Fund's investments was $4,636,347, and the unrealized appreciation and depreciation of investments owned by the Fund were $1,059,200 and $(63,654), respectively.
(1) Denotes non-income producing security.
(2) Securities are not readily marketable.
(3) Rate shown is 7-day yield as of January 31, 2005.
ADR -- American Depositary Receipts
GDR -- Global Depositary Receipts

For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.




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                                        2

ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the design and operation of the registrant's disclosure controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.


--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                               Schroder Capital Funds (Delaware)


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer

Date March 30, 2005


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                  /s/ Mark A. Hemenetz
                                           -------------------------------
                                           Mark A. Hemenetz,
                                           Principal Executive Officer


Date March 30, 2005

By (Signature and Title)*                  /s/ Alan M. Mandel
                                           -------------------------------
                                           Alan M. Mandel,
                                           Treasurer and Chief Financial Officer

Date March 30, 2005

* Print the name and title of each signing officer under his or her signature.